Loss per share	12 Months Ended
Dec. 31, 2022
Loss per share
Loss per share

21.    Loss per share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss	(221,375)	(1,202,997)	(239,588)
Net loss(income) attributable to noncontrolling interests	1,087	31,832	(4,450)
Numerator for basic and diluted net loss per share calculation	(220,288)	(1,171,165)	(244,038)
Denominator:
Weighted average number of ordinary shares	1,993,326,758	2,022,446,988	2,078,624,721
Denominator for basic and diluted net loss per share calculation	1,993,326,758	2,022,446,988	2,078,624,721
Net loss per ordinary share
—Basic and diluted	(0.11)	(0.58)	(0.12)

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	As of December 31,
	2020	2021	2022
Share options to employees	93,464,488	130,156,288	74,131,026
Total	93,464,488	130,156,288	74,131,026